Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

March 31, 2020

VIPIFF2020-QTLY-0520
1.830296.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	240,288	$7,686,820
VIP Equity-Income Portfolio Investor Class (a)	460,870	8,106,705
VIP Growth & Income Portfolio Investor Class (a)	576,425	9,245,864
VIP Growth Portfolio Investor Class (a)	125,931	7,860,595
VIP Mid Cap Portfolio Investor Class (a)	98,667	2,261,438
VIP Value Portfolio Investor Class (a)	595,549	5,955,493
VIP Value Strategies Portfolio Investor Class (a)	357,799	2,919,644
TOTAL DOMESTIC EQUITY FUNDS
(Cost $42,410,858)		44,036,559

International Equity Funds - 25.6%
VIP Emerging Markets Portfolio Investor Class (a)	2,026,666	18,260,261
VIP Overseas Portfolio Investor Class (a)	1,660,313	30,533,164
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,396,177)		48,793,425

Bond Funds - 39.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,290,416	13,239,673
Fidelity Long-Term Treasury Bond Index Fund (a)	257,831	4,419,230
VIP High Income Portfolio Investor Class (a)	844,222	3,908,750
VIP Investment Grade Bond Portfolio Investor Class (a)	4,119,496	53,965,393
TOTAL BOND FUNDS
(Cost $72,263,479)		75,533,046

Short-Term Funds - 11.7%
VIP Government Money Market Portfolio Investor Class 0.24% (a)(b)
(Cost $22,414,156)	22,414,156	22,414,156
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $186,484,670)		190,777,186
NET OTHER ASSETS (LIABILITIES) - 0.0%		13
NET ASSETS - 100%		$190,777,199

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$15,933,740	$368,900	$3,360,333	$14,206	$89,659	$207,707	$13,239,673
Fidelity Long-Term Treasury Bond Index Fund	5,800,318	214,743	2,695,192	32,803	479,995	619,366	4,419,230
VIP Contrafund Portfolio Investor Class	10,507,003	571,654	2,146,719	61,458	191,397	(1,436,515)	7,686,820
VIP Emerging Markets Portfolio Investor Class	22,355,233	4,711,828	1,956,216	1,972,757	(162,764)	(6,687,820)	18,260,261
VIP Equity-Income Portfolio Investor Class	11,102,718	1,530,517	1,683,650	503,939	(135,275)	(2,707,605)	8,106,705
VIP Government Money Market Portfolio Investor Class 0.24%	19,648,866	6,680,103	3,914,813	58,605	--	--	22,414,156
VIP Growth & Income Portfolio Investor Class	12,653,062	2,012,312	1,863,524	644,019	(89,841)	(3,466,145)	9,245,864
VIP Growth Portfolio Investor Class	10,740,285	1,459,530	2,151,804	934,029	412,264	(2,599,680)	7,860,595
VIP High Income Portfolio Investor Class	4,601,437	512,223	550,425	34,754	(35,266)	(619,219)	3,908,750
VIP Investment Grade Bond Portfolio Investor Class	64,117,303	2,585,418	12,702,408	282,798	(162,397)	127,477	53,965,393
VIP Mid Cap Portfolio Investor Class	3,082,015	464,263	381,526	4,640	(55,108)	(848,206)	2,261,438
VIP Overseas Portfolio Investor Class	36,953,401	5,281,097	4,163,768	160,844	(338,197)	(7,199,369)	30,533,164
VIP Value Portfolio Investor Class	8,153,159	1,854,661	930,343	321,286	(111,301)	(3,010,683)	5,955,493
VIP Value Strategies Portfolio Investor Class	3,992,224	988,932	446,561	207,443	(70,938)	(1,544,013)	2,919,644
	229,640,764	29,236,181	38,947,282	5,233,581	12,228	(29,164,705)	190,777,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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